Schedule of Components of Lease Cost for Operating and Finance Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total finance lease cost		$ 62
Total lease cost	451	783
General and Administrative Expense [Member]
Operating lease cost	371	718
Amortization of right of use asset		61
Interest on lease liabilities		1
Variable lease payments	481	318
Interest Income [Member]
Sublease income	$ (401)	$ (315)